INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES
Beginning balance	€ 14,966	€ 15,828
Ending balance	14,941	14,966
Costs of acquisition
MATERIAL ACCOUNTING POLICIES
Beginning balance	27,102	23,874
Additions	4,008	3,274
Disposals/Retirements	(1)
Foreign exchange differences	28	(46)
Ending balance	31,137	27,102
Accumulated amortization/write downs
MATERIAL ACCOUNTING POLICIES
Beginning balance	(12,136)	(8,046)
Amortization	4,166	4,133
Disposals/Retirements	131
Foreign exchange differences	(26)	44
Ending balance	(16,196)	(12,136)
Development Costs
MATERIAL ACCOUNTING POLICIES
Beginning balance	14,278	15,337
Ending balance	14,354	14,278
Development Costs | Costs of acquisition
MATERIAL ACCOUNTING POLICIES
Beginning balance	25,729	22,832
Additions	3,878	2,915
Disposals/Retirements	(1)
Foreign exchange differences	(10)	(17)
Ending balance	29,597	25,729
Development Costs | Accumulated amortization/write downs
MATERIAL ACCOUNTING POLICIES
Beginning balance	(11,452)	(7,495)
Amortization	3,801	3,975
Foreign exchange differences	10	17
Ending balance	(15,243)	(11,452)
Patents and licenses
MATERIAL ACCOUNTING POLICIES
Beginning balance	689	490
Ending balance	588	689
Patents and licenses | Costs of acquisition
MATERIAL ACCOUNTING POLICIES
Beginning balance	1,372	1,042
Additions	129	359
Foreign exchange differences	38	(28)
Ending balance	1,540	1,372
Patents and licenses | Accumulated amortization/write downs
MATERIAL ACCOUNTING POLICIES
Beginning balance	(684)	(552)
Amortization	364	158
Disposals/Retirements	131
Foreign exchange differences	(36)	26
Ending balance	€ (952)	€ (684)